Segment Information - Schedule of Sales by Therapeutic Category (Detail) - Sales Revenue, Net [Member] - Product Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	100.00%	100.00%	100.00%
Dermatological and Topical [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	64.00%	66.00%	66.00%
Neuropsychiatric [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	18.00%	20.00%	16.00%
Anti-Inflammatory [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	8.00%	3.00%	5.00%
Cardiovascular [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	6.00%	8.00%	8.00%
Other [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	4.00%	3.00%	5.00%